Federal Funds Sold, Securities Purchased under Resale Agreements and Other Short-Term Investments (Tables)	12 Months Ended
Dec. 31, 2016
Federal Funds Sold, Securities Purchased under Resale Agreements and Other Short-Term Investments [Abstract]
Federal Funds Sold, Securities Purchased under Resale Agreements and Other Short-Term Investments
Table 4.1 provides the detail of federal funds sold, securities purchased under short-term resale agreements (generally less than one year) and other short-term investments. Substantially all of the interest-earning deposits at December 31, 2016 and 2015 were held at the Federal Reserve.

Table 4.1: Fed Funds Sold and Other Short-Term Investments

(in millions)	Dec 31, 2016	Dec 31, 2015
Federal funds sold and securities purchased under resale agreements	$58,215	45,828
Interest-earning deposits	200,671	220,409
Other short-term investments	7,152	3,893
Total	$266,038	270,130